CONSOLIDATED STATEMENTS OF EARNINGS - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues
Commodity sales	CAD 23,842	CAD 28,281
Gas distribution sales	3,096	2,853
Transportation and other services	6,856	6,507
Total revenues	33,794	37,641
Expenses
Commodity costs	22,949	27,504
Gas distribution costs	2,292	1,979
Operating and administrative	4,248	3,281
Depreciation and amortization	2,024	1,577
Environmental costs, net of recoveries	(21)	100
Goodwill impairment (Note 15)	440	0
Total expenses	31,932	34,441
Total operating income	1,862	3,200
Income from equity investments (Note 11)	475	368
Other expense (Note 27)	(702)	(266)
Interest expense (Note 17)	(1,624)	(1,129)
Earnings from continuing operations before income taxes	11	2,173
Income taxes (Note 25)	(170)	(611)
Earnings/(loss) from continuing operations	(159)	1,562
Discontinued operations (Note 9)
Earnings from discontinued operations before income taxes		73
Income taxes from discontinued operations		(27)
Earnings from discontinued operations		46
Earnings/(loss)	(159)	1,608
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	410	(203)
Earnings attributable to Enbridge Inc.	251	1,405
Preference share dividends	(288)	(251)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	(37)	1,154
Earnings/(loss) attributable to Enbridge Inc. common shareholders
Earnings/(loss) from continuing operations	(37)	1,108
Earnings from discontinued operations, net of tax		46
Earnings/(loss) attributable to Enbridge Inc. common shareholders	CAD (37)	CAD 1,154
Earnings/(loss) per common share attributable to Enbridge Inc. common shareholders (Note 21)
Continuing operations (in Canadian dollars per share)	CAD (0.04)	CAD 1.34
Discontinued operations (in Canadian dollars per share)		0.05
Total earnings per common share (in Canadian dollars per share)	(0.04)	1.39
Diluted earnings/(loss) per common share attributable to Enbridge Inc. common shareholders (Note 21)
Continuing operations (in Canadian dollars per share)	(0.04)	1.32
Discontinued operations (in Canadian dollars per share)		0.05
Total diluted earnings per common share (in Canadian dollars per share)	CAD (0.04)	CAD 1.37